Other assets - Summary of other assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Other Assets [Abstract]
Accounts receivable	₩ 17,048,595	₩ 11,489,203
Domestic exchange settlement debit	5,024,787	6,034,816
Guarantee deposits	1,002,119	1,016,748
Discounted present value	(52,660)	(51,864)
Accrued income	3,908,205	3,289,481
Prepaid expense	304,161	784,630
Provisional payments	405,201	378,993
Sundry assets	98,104	96,190
Advance payments	408,857	288,466
Leased assets	2,078,742	1,932,791
Others	165,163	173,864
Allowances for credit loss of other assets	(465,430)	(362,204)
Total Other Assets	₩ 29,925,844	₩ 25,071,114	₩ 25,480,156